OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES (Details) - USD ($)		Jun. 26, 2021	Jun. 27, 2020
Accrued Interest Payable		$ 405,000
Other Current Liabilities		15,678,281	$ 19,743,193
Total Other Current Liabilities		3,648,904	4,215,533
Other Current Liabilities and Other Non-Current Liabilities [Member]
Accrued Interest Payable	[1]	685,281	9,051,650
Contingent Consideration		87,893	8,951,801
Other Current Liabilities		14,905,107	1,739,742
Total Other Current Liabilities		$ 15,678,281	$ 19,743,193

[1]	See "Note 18 - Notes Payable" and "Note 19 - Senior Secured Convertible Facility" for further information on paid-in-kind interest.